Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2017
Exploration And Evaluation Assets Tables
Exploration and evaluation assets
PROPERTY ACQUISITION COSTS	Idaho-Maryland	Buckskin Rawhide East	Buckskin Rawhide West	Koegel Property	Stewart Property	Rozan Property	Total
Balance at 01 January 2016	$-	$519,052	$50,029	$50,030	$1	$1	$619,113
Acquisitions	-	-	30,000	30,000	-	-	60,000
Royalty payments received	-	(85,000)	-	-	-	-	(85,000)
Balance at 31 December 2016	$-	$434,052	$80,029	$80,030	$1	$1	$594,113
Balance at 01 January 2017	$-	$434,052	$80,029	$80,030	$1	$1	$594,113
Acquisitions	-	-	30,000	30,000	-	-	60,000
Royalty payments received	-	(110,000)	-	-	-	-	(110,000)
Balance at 31 December 2017	$-	$324,052	$110,029	$110,030	$1	$1	$544,113

Exploration and evaluation expenditures
EXPLORATION EXPENDITURES	Idaho-Maryland	Buckskin Rawhide East	Buckskin Rawhide West	Koegel Property	Stewart Property	Rozan Property	Total
Claim fees	-	2,635	3,492	3,343	-	-	9,470
Carrying costs	30,332	-	-	-	-	-	30,332
Year ended 31 December 2015	$30,332	$2,635	$3,492	$3,343	$-	$-	$39,802
Claim fees(i)	-	-	5,053	4,486	-	-	9,539
Carrying costs	44,301	-	-	-	-	-	44,301
General property search	4,860	-	-	-	-	-	4,860
Year ended 31 December 2016	$49,161	$-	$5,053	$4,486	$-	$-	$58,700
Claim fees	$-	$-	$3,515	$6,024	$-	$-	$9,539
Carrying costs	16,961						16,961
General property search	-	-	-	-	-	12,055	12,055
Year ended 31 December 2017	$16,961	$-	$3,515	$6,024	$-	$12,055	$38,555